Revenue by Each Major Product Categories (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Prescription drugs CNY	Dec. 31, 2012 Prescription drugs CNY	Dec. 31, 2011 Prescription drugs CNY	Dec. 31, 2013 Over-the-counter drugs CNY	Dec. 31, 2012 Over-the-counter drugs CNY	Dec. 31, 2011 Over-the-counter drugs CNY	Dec. 31, 2013 Nutritional supplements CNY	Dec. 31, 2012 Nutritional supplements CNY	Dec. 31, 2011 Nutritional supplements CNY	Dec. 31, 2013 Herbal products CNY	Dec. 31, 2012 Herbal products CNY	Dec. 31, 2011 Herbal products CNY	Dec. 31, 2013 Other products CNY	Dec. 31, 2012 Other products CNY	Dec. 31, 2011 Other products CNY
Segment Reporting Disclosure [Line Items]
Revenue	$ 445,860	2,699,103	2,549,856	2,491,290	601,934	519,557	495,352	1,059,154	997,997	911,412	392,009	399,397	450,714	109,284	100,419	99,627	536,722	532,486	534,185